Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS:

Options granted to officers and directors.

On March 20, 2012, M. Rubin and B. Bernstein were each granted 10 year options to purchase 250,000 shares of common stock each for a total of 500,000 shares. These options were fully vested in 2013. See Note 8.

On March 24, 2014, B. Bernstein was granted 10 year options to purchase 250,000 shares of common stock. These options vested on the date of grant.

On July 25, 2014, a new Director of the Company was granted 10 year options to purchase 180,000 shares of common stock. These options vest one third annually commencing at the date of grant.

See the last paragraph of Note 6.

8. RELATED PARTY TRANSACTIONS:

Promissory notes payable

On March 19, 2014, FlexShopper entered into two Promissory Notes totaling $1,000,000, one with Morry Rubin and the other with a major shareholder and Director of the company. Each demand Promissory Note is for $500,000 and earns interest (payable monthly) at 10% per annum. The Promissory Notes are to assist FlexShopper in purchasing merchandise for lease to support FlexShopper’s growth.

On June 5, 2012, upon approval of the Board, Anchor entered into two Promissory Notes totaling $400,000, one with Morry Rubin and the other with a major shareholder of the company. Each Promissory Note was for $200,000, had a 90 day term, and earned interest (payable monthly) at 15% per annum. The Promissory Notes were to assist Anchor in providing factoring and purchase order funding facilities to some of its clients. The Promissory Notes were subordinate to and supplemented Anchor's $10 Million Rediscount Credit Facility with a Commercial Bank. Both promissory notes were paid on September 5, 2012. Anchor paid $15,123 of interest on these notes for year ended December 31, 2012.

Options granted to officers and directors.

On March 20, 2012, M. Rubin and B. Bernstein were each granted 10 year options to purchase 250,000 shares of common stock each for a total of 500,000 shares, with the options vesting over a period of 10 years. Due to the anti-dilution provisions of our Series 1 Convertible Preferred Stock, this grant caused an adjustment of our preferred stock into common stock. Each share of Series 1 Preferred Stock is now convertible into 5.1 shares of the Company’s Common Stock. The holders of the Series 1 Convertible Preferred Stock have the option to convert the shares to Common Stock at any time. See Note 7.

In June 2012, Paul Healy was granted 10-year non-statutory stock options to purchase 180,000 shares of Anchor’s common stock exercisable at $.25 per share. The options vest one-third immediately and one-third on each of the successive anniversary dates from Mr. Healy joining the board until fully vested.

In June 2013, the Company granted the Chief Information Officer of F1exShopper, which is a non-executive officer position, 10-year Incentive Stock Options to purchase 100,000 shares of Anchor's Common Stock, exercisable at $.35 per share. The options vest one-third immediately, and one-third on each of the successive anniversary dates from the date the FlexShopper Chief Information Officer commenced work.